Taxation - Movement of the valuation allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Valuation Allowance [Abstract]
Balance as of January 1,	¥ (1,157,988)	¥ (1,030,634)
Change of valuation allowance	(13,559)	(127,354)
Balance as of December 31,	¥ (1,171,547)	¥ (1,157,988)